Expenses - Summary of Cost of Sales (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of expenses [abstract]
Cost of product sales	$ 340,623	R$ 1,126,781	R$ 1,040,768	R$ 873,068
Shipping costs	46,038	152,295	140,415	129,903
Others	3,734	12,351	7,561	7,530
Total cost of sales	$ 390,395	R$ 1,291,427	R$ 1,188,744	R$ 1,010,501